May 01, 2021
SUPPLEMENT DATED MAY 1, 2021 TO
THE PROSPECTUS DATED SEPTEMBER 1, 2020, as may be supplemented,
OF VANECK VECTORS ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors BDC Income ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF (each, a "Fund," and together, the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on February 24, 2021, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees that are not interested persons of the Trust, unanimously approved Van Eck Associates Corporation’s, the investment adviser to the Funds (the “Adviser”), proposal to amend the Investment Management Agreement between the Adviser and the Trust for each Fund to convert each Fund’s management fee (the “Management Fee”) to a unitary fee structure pursuant to which the Adviser would agree to pay all of the expenses of each Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

Accordingly, effective on May 1, 2021, the Funds' Prospectus is supplemented as follows:
The "Annual Fund Operating Expenses" and "Expense Example" tables (including the related footnotes) as included under each Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following:
Please retain this supplement for future reference.
VanEck Vectors BDC Income ETF
VANECK VECTORS BDC INCOME ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Acquired Fund Fees and Expenses(c)	9.83%
Total Annual Fund Operating Expenses(a)	10.23%

Expense Example

YEAR	EXPENSES
1	$996
3	$2,835
5	$4,487
10	$7,917

VanEck Vectors Emerging Markets Aggregate Bond ETF
VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

Expense Example

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VanEck Vectors Emerging Markets High Yield Bond ETF
VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505

VanEck Vectors Fallen Angel High Yield Bond ETF
VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

Expense Example

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443

VanEck Vectors Green Bond ETF
VANECK VECTORS GREEN BOND ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.20%

Expense Example

YEAR	EXPENSES
1	$20
3	$64
5	$113
10	$255

VanEck Vectors International High Yield Bond ETF
VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505

VanEck Vectors Investment Grade Floating Rate ETF
VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.14%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.14%

Expense Example

YEAR	EXPENSES
1	$14
3	$45
5	$79
10	$179

VanEck Vectors Mortgage REIT Income ETF
VANECK VECTORS MORTGAGE REIT INCOME ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505

VanEck Vectors Preferred Securities ex Financials ETF
VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.40%

Expense Example

YEAR	EXPENSES
1	$41
3	$128
5	$224
10	$505